Fair value of financial instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Summary of assets measured at fair value on a recurring basis

	Fair value measurement at
	reporting date using
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
September 30, 2020:
Assets
Cash and cash equivalents:
Money market fund	$84,398	$—	$—
Certificates of deposit	—	4,282	—
Commercial paper	—	34,440	—
Corporate debt securities	—	3,059	—
Total cash and cash equivalents	84,398	41,781	—

Marketable securities:
Certificates of deposit	—	2,000	—
Commercial paper	—	28,043	—
Corporate debt securities	—	74,708	—
U.S. government securities	—	24,442	—
Non-U.S. government securities	—	5,938	—
Total marketable securities	—	135,131	—

Total financial assets	$84,398	$176,912	$—

December 31, 2019:
Assets
Cash and cash equivalents:
Money market fund	$155,846	$—	$—

The following fair value hierarchy table presents information about the Company’s future tranche right liability measured at fair value on a recurring basis:

Fair value measurement at reporting date using
Quoted prices
	in active	Significant
	markets for	Other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2018:
Liabilities:
Future tranche right liability	$—	$—	$2,157
December 31, 2019:
Assets:
Cash equivalents	$155,846	$—	$—

Summary of changes in the fair value

The table presented below is a summary of changes in the fair value of the Company’s future tranche right liability (Level 3 measurement):

Future tranche
(in thousands)	right liability
Fair value at date of issuance (September 18, 2018)	$2,853
Change in fair value	(696)
Balance at December 31, 2018	2,157
Change in fair value	9,141
Reclassification to Series A‑1 convertible preferred stock upon exercise	(11,298)
Balance at December 31, 2019	$—

Schedule of company's future tranche right liability

The fair value of the future tranche right liability was estimated using a Black-Scholes option pricing model. The significant assumptions used in preparing the option pricing model for valuing the Company’s future tranche right liability were as follows:

	September 18, 2018		May 18, 2019
	(date of issuance)	December 31, 2018	(date of exercise)
Expected dividend yield	—	—	—
Expected volatility	75.00%	75.00%	75.00%
Risk-free interest rate	2.58%	2.63%	2.42%
Remaining contractual term (in years)	1.3	1.0	0.6
Estimated per share fair value of Series A‑2	$1.01	$1.03	$2.14